SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012 2007 Plan RSUs	Dec. 31, 2012 2007 Plan SARs	Mar. 07, 2013 Subsequent event Class A	Mar. 31, 2013 Subsequent event 2007 Plan RSUs and SARs	Mar. 31, 2013 Subsequent event 2007 Plan RSUs	Mar. 31, 2013 Subsequent event 2007 Plan SARs
Subsequent events
Awards granted (in shares)	1,922,028	820,000			76,180	50,000
Measurement price (in dollars per share)	$ 19.09	$ 10.26		$ 23.29
Number of shares authorized for repurchase on the open market			12,000,000